The Chartwell Funds

FILED VIA EDGAR

October 4, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Chartwell Funds (the “Trust”) File Nos. 333-216993 and 811-23244

Ladies and Gentlemen:

On behalf of The Chartwell Funds (the “Registrant”), attached for filing, under the Securities Act of 1933 as amended, are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The XBRL files reflect the risk/return summary information in the Prospectus of the Registrant, as supplemented and filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on September 1, 2019. The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please direct any comments or questions to the undersigned at 513.869.4262.

Very truly yours,

/s/ Maggie Bull

Maggie Bull, Esq.

Assistant Secretary